EMPLOYEE BENEFITS - Liabilities for employee benefits (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Gross employee Benefits	$ 1,257,736	$ 1,264,881
Plan Asset	(22,756)
Net Employee Benefits	1,234,980	1,264,881
Short-term Benefits
Disclosure of defined benefit plans [line items]
Gross employee Benefits	480,489	481,320
Post-Employment benefits
Disclosure of defined benefit plans [line items]
Gross employee Benefits	590,914	541,226
Long-Term Benefits
Disclosure of defined benefit plans [line items]
Gross employee Benefits	$ 186,333	$ 242,335